SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Bank charges	$ 23	$ 21
Foreign currency adjustments losses	33	55
Issuance cost related to warrants to investors and service provider	533	0
Incremental value to the February 2014 Investors that resulted from Exchange Agreement	3,124	0
Change in the fair value of warrants	(2,194)	293
Total financial expenses, net	$ 1,519	$ 369